LEASES	6 Months Ended
Jun. 30, 2021
LEASES
LEASES

9. LEASES

The Group has operating leases primarily for office space, parking lots and warehouse after relocation of their principal office since August 2019. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at commencement date, to determine the present value of lease payments. The incremental borrowing rates approximate the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and excludes lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Operating lease costs are recognized on a straight-line basis over the lease term. The prepaid rental expense recorded in operating lease right-of-use assets amounting to nil as of June 30, 2021.

The items related to operating lease in the consolidated balance sheets are summarized below:

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	5,149,090	3,830,932	593,336
Operating lease liabilities-current portion	3,787,210	4,483,227	694,363
Operating lease liabilities-non-current portion	2,464,495	—	—

Lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is summarized as follows:

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2020	June 30, 2021	June 30, 2021
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	3,539,374	1,791,351	277,445
Cost of other leases with terms less than one year	Operating expenses	67,281	—	—
Total		3,606,655	1,791,351	277,445

Maturities of operating lease liabilities are as follows:

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Due within one year	3,995,768	4,617,814	715,208
Due in the second year	2,502,839	—	—
Due in the third year	—	—	—
Total lease payments	6,498,607	4,617,814	715,208
Less: imputed interest	(246,902)	(134,587)	(20,845)
Total	6,251,705	4,483,227	694,363

As of June 30, 2021, the Group does not have significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental cash flow information related to operating leases is as follows:

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Right of use assets obtained in exchange of lease obligations	2,842,464	244,786	37,913